Shareholders' equity - Capital (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued capital	R$ 1,443,108,000	R$ 1,443,108,000
Issued capital [member]
Number of shares issued	55,429,851	55,429,851	261,920,439
Issued capital	R$ 1,443,108,000	R$ 1,443,108,000	R$ 261,920,439
Issuance new shares [Member]
Number of shares issued	0	177,977,323
Issued capital	R$ 0	R$ 263,004,000
Capital reduction - transaction with HPX Corp, pursuant to the terms of the Business Combination [Member]
Number of shares issued	0	(439,897,762)
Issued capital	R$ 0	R$ (524,924,439)
Ambipar Participações e Empreendimentos S.A. [Member]
Number of shares issued	0	39,234,746
Issued capital	R$ 0	R$ 841,029,236
PIPE investors [Member]
Number of shares issued	0	13,323,800
Issued capital	R$ 0	R$ 555,892,823
HPX Corporation [Member]
Number of shares issued	0	1,916,100
Issued capital	R$ 0	R$ 6,333,076
Others Investors [Member]
Number of shares issued	0	955,205
Issued capital	R$ 0	R$ 39,852,865